Shareholder Report, Average Annual Return (Details)	6 Months Ended	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
C000142990
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Acuitas US Microcap Fund
Without Sales Load [Member] | C000142990
Average Annual Return [Line Items]
Average Annual Return, Percent		8.29%	8.68%	8.25%
Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent		23.81%	13.86%	12.55%
Russell Microcap Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Microcap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent		13.70%	6.97%	6.77%